Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Modern Capital Funds Trust
Entity Central Index Key	0001815608
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A Shares
Shareholder Report [Line Items]
Fund Name	Modern Capital Tactical Income Fund
Class Name	Class A Shares
Trading Symbol	MCTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class A Shares, for the period ended September 30, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information at https://www.moderncap.com/ or 216-329-4271.
Additional Information Phone Number	216-329-4271
Additional Information Website	https://www.moderncap.com/
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Net Assets	$ 82,508,517
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 254,015
Investment Company, Portfolio Turnover	357.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
Net Assets	$82,508,517
Number of Holdings	55
Portfolio Turnover Rate	357%
Total Advisory Fees Paid	$254,015

Holdings [Text Block]
Top 10 Holdings (% of net assets)

BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.71%
BlackRock Innovation and Growth Term Trust	4.49%
Western Asset Emerging Markets Debt Fund, Inc.	4.28%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3.99%
Brookfield Real Assets Income Fund, Inc.	3.84%
PGIM Short Duration High Yield Opportunities Fund	3.69%
Liberty All-Star Growth Fund, Inc.	3.68%
Templeton Emerging Markets Income Fund, Inc.	3.28%
Virtus Convertible & Income Fund	3.27%
Cia Energetica De Minas Gerais - Cernig	3.14%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top 10 Holdings (% of net assets)

BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.71%
BlackRock Innovation and Growth Term Trust	4.49%
Western Asset Emerging Markets Debt Fund, Inc.	4.28%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3.99%
Brookfield Real Assets Income Fund, Inc.	3.84%
PGIM Short Duration High Yield Opportunities Fund	3.69%
Liberty All-Star Growth Fund, Inc.	3.68%
Templeton Emerging Markets Income Fund, Inc.	3.28%
Virtus Convertible & Income Fund	3.27%
Cia Energetica De Minas Gerais - Cernig	3.14%

Material Fund Change [Text Block]	How Has The Fund Changed? There were no material fund changes during the six months ended September 30, 2025.
Class ADV Shares
Shareholder Report [Line Items]
Fund Name	Modern Capital Tactical Income Fund
Class Name	Class ADV Shares
Trading Symbol	MCTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class ADV Shares, for the period ended September 30, 2025, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information at https://www.moderncap.com/ or 216-329-4271.
Additional Information Phone Number	216-329-4271
Additional Information Website	https://www.moderncap.com/
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class ADV Shares	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Net Assets	$ 82,508,517
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 254,015
Investment Company, Portfolio Turnover	357.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
Net Assets	$82,508,517
Number of Holdings	55
Portfolio Turnover Rate	357%
Total Advisory Fees Paid	$254,015

Holdings [Text Block]
Top 10 Holdings (% of net assets)

BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.71%
BlackRock Innovation and Growth Term Trust	4.49%
Western Asset Emerging Markets Debt Fund, Inc.	4.28%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3.99%
Brookfield Real Assets Income Fund, Inc.	3.84%
PGIM Short Duration High Yield Opportunities Fund	3.69%
Liberty All-Star Growth Fund, Inc.	3.68%
Templeton Emerging Markets Income Fund, Inc.	3.28%
Virtus Convertible & Income Fund	3.27%
Cia Energetica De Minas Gerais - Cernig	3.14%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top 10 Holdings (% of net assets)

BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.71%
BlackRock Innovation and Growth Term Trust	4.49%
Western Asset Emerging Markets Debt Fund, Inc.	4.28%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3.99%
Brookfield Real Assets Income Fund, Inc.	3.84%
PGIM Short Duration High Yield Opportunities Fund	3.69%
Liberty All-Star Growth Fund, Inc.	3.68%
Templeton Emerging Markets Income Fund, Inc.	3.28%
Virtus Convertible & Income Fund	3.27%
Cia Energetica De Minas Gerais - Cernig	3.14%

Material Fund Change [Text Block]	How Has The Fund Changed? There were no material fund changes during the six months ended September 30, 2025.